DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2015
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

8.DERIVATIVE FINANCIAL INSTRUMENTS

The following tables present the fair values of derivative instruments included in the Company’s consolidated balance sheets as of December 31, 2014 and 2015:

December 31, 2014
Other
	Other Assets	Current
	- Current	Liabilities
	$	$
Derivatives not qualified for hedge accounting:
Foreign currency forward contracts	1,849,448	487,780

December 31, 2015
Other
	Other Assets	Current
	- Current	Liabilities
	$	$
Derivatives not qualified for hedge accounting:
Foreign currency forward contracts	1,370,504	2,282,725

See Note 9, “Fair Value Measurement,” to the Company’s consolidated financial statements for information about the techniques the Company uses to measure the fair value of its derivative instruments.

The following table presents the amounts related to derivative instruments affecting the Company’s consolidated statements of operations for the years ended December 31, 2013, 2014 and 2015:

	Amount of gain on
	Derivatives
	Recognized in Income			Location of gain
	Year Ended December 31			Recognized in
Derivative Type	2013	2014	2015	Income on Derivatives
	$	$	$
Derivatives not qualified for hedging accounting:
Foreign currency forward contracts	2,180,418	3,422,052	4,064,972	Derivatives gain